Schedule of Foreign Exchange Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Year/Period-end MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.4130	4.1650
Year/Period-average MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.4005	4.1456
Year/Period-end MYR : HKD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5659	0.5353
Year/Period-average MYR : HKD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5619	0.5334
Year/Period-end MYR : SGD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.2819	3.0869
Year/Period-average MYR : SGD 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.1912	3.0842
Year/Period-end MYR : CNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6342	0.6549
Year/Period-average MYR : CNY 1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6540	0.6427